Robert B. Little rlittle@velaw.com
Tel 214.220.7931 Fax 214.999.7931
February 21, 2006
VIA EDGAR CORRESPONDENCE
Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549
Attention: Filing Desk

Re:	Mewbourne Energy Partners 06-A, L.P. and Mewbourne Energy Partners 07-A, L.P.— Registration Statement on Form S-1
Ladies and Gentlemen:
     On behalf of Mewbourne Energy Partners 06-A, L.P. and Mewbourne Energy Partners 07-A, L.P. (collectively, the “Companies”), we are filing today by EDGAR the Companies’ Registration Statement on Form S-1 (the “Registration Statement”) pursuant to the Securities Act of 1933 (the “Securities Act”). We are also sending to you separately by overnight mail five copies of the Registration Statement marked against the Registration Statement on Form S-1 of an affiliated issuer.
     Pursuant to Rule 461(a) under the Securities Act, the Companies intend to request acceleration of the effective date of the Registration Statement orally. The Companies have indicated that they are aware of their obligations under the Securities Act.
     Please direct any questions or comments regarding the Registration Statement to either A. Winston Oxley at (214) 220-7891 or the undersigned at (214) 220 7931.

Sincerely,
/s/ Robert B. Little

Robert B. Little

Enclosures

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